UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2018

Item 1. Report to Stockholders.

TCM SMALL CAP GROWTH FUND

SEMI-ANNUAL REPORT

TCM Small Cap Growth Fund

March 31, 2018

TCM SMALL CAP GROWTH FUND

Table of Contents

Performance Discussion	2

Performance	6

Fund Information	7

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	15

Fund Expense Example	21

Additional Information	23

Privacy Notice	24

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited)

May 17, 2018

Dear Fellow Shareholder:

Thank you for your investment in the TCM Small Cap Growth Fund (the “Fund”).  This is the semi-annual report to shareholders of the Fund, covering the six months ended March 31, 2018, which is the first half of the Fund’s fiscal year.  The report includes a discussion of the factors that impacted the performance of the Fund for the period, as well as information on Fund expenses and holdings.

Performance Overview.  The performance of the Fund for the following periods was:

			6 Months ended
	4Q 2017	1Q 2018	3/31/2018
TCM Small Cap Growth Fund	3.82%	1.79%	5.68%
Russell 2000® Growth	4.59%	2.30%	6.99%
Lipper Small Cap Growth Average	5.20%	3.13%	8.61%

For longer term performance, please see the Average Annual returns table following this letter.

Performance Attribution – Six Months Ended March 31, 2018.  Below is a summary of performance attribution for the past two quarters.

Fourth Quarter 2017.  The fourth quarter was marked by continued strength in the equity markets supported by positive leading economic indicators, the passage of tax reform that delivered significant corporate tax rate reduction, and a global recovery in much of the developed and emerging markets.  In addition, the Federal Reserve raised rates by 0.25% and signaled that the strength of the economy supported an estimated three additional hikes in 2018 despite the fact that inflation fell short of expectations.  Central bankers worldwide were also seeing similar positive economic growth trends and continued their efforts to withdraw monetary support through reduced assets purchases.  The decrease in corporate tax rates under the recently adopted tax reform is meaningful to many small cap companies, which helped to contribute to a sector rotation in the fourth quarter, with industrial and energy stocks posting better returns and some profit taking occurring in the technology and healthcare sectors.

In that environment, the Fund lagged the Russell 2000® Growth Index by 0.77% based equally on stock selection and the effect of our sector weights.  In stock selection for the quarter, very positive selection in industrials, technology and energy was slightly offset by our selection in healthcare and consumer discretionary.  The slightly negative effect of our sector weights was attributable to an underweight to consumer discretionary (which rebounded after being weak all year) and an overweight to technology.

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited) (Continued)

First Quarter 2018.  The first quarter was marked by a return of volatility with the CBOE Volatility Index (VIX) beginning the year at 9, hitting 37 in early February, only to end the quarter fluctuating around the low 20s.  After a sustained run through January, driven by tax cuts, regulatory relief, and positive earnings revisions, the equity markets were priced for perfection.  With the Federal Reserve committed to tightening monetary policy, the market started to react negatively to higher interest rates, very low unemployment, and initial signs of inflation (higher supply costs, price increases and wage growth).  Additionally, domestic and geopolitical turmoil, including an uncertain trade landscape, Russian election meddling and the upcoming mid-term elections, have resulted in an understandably choppy and nervous market.  The recently announced retaliatory tariffs by China that are in part aimed at the GOP base in the Midwest are only exacerbating the concerns that the pro-business and anti-regulatory gravy train has peaked and may be at risk.

During the first quarter, the only sectors in the Russell 2000 Growth Index to outperform the overall benchmark were technology and health care.  Our stock selection in the Fund was overall positive with strong selection in industrials, technology, financials and energy being offset somewhat by selection in materials and consumer discretionary.  However, the negative effect of our sector weights more than offset positive stock selection because of the portfolio’s underweight to healthcare and overweight to energy.

Top and Bottom Contributing Stocks.  The top and bottom five contributing stocks to absolute performance for the six months ended March 31, 2018 were:

	Average	Contribution
Top Five	Weight (%)	to Return (%)
MuleSoft (integration software)	1.18	0.98
XPO Logistics (transportation and logistics services)	1.83	0.79
H&E Equipment Services
(construction and industrial equipment)	2.57	0.77
Altair Engineering (enterprise engineering software)	1.07	0.75
Dycom Industries (specialty contracting services)	2.43	0.63

	Average	Contribution
Bottom Five	Weight (%)	to Return (%)
Acadia Healthcare Company
(psychiatric treatment facilities)	0.27	-0.61
Horizon Global Corp. (towing/trailer products)	0.49	-0.40
Liberty Expedia Holdings (on-line travel company)	0.64	-0.40
Ferroglobe (silicon-based metal alloys)	0.75	-0.37
Evolent Health
(healthcare delivery and payment solutions)	0.22	-0.37

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited) (Continued)

Individual companies are still delivering reasonably strong fundamental results and their success in continuing to do so is our focus in managing the Fund.  The full positive effects of the recently passed tax cuts and government stimulus are still on the horizon and overall economic growth is positive.  Although the recent weakness in the market has taken a good portion of the froth out of valuation levels and stomped on complacent mindsets, stocks are still “not cheap” based on historical averages.  Rising input costs and interest rates, and the widening of certain yield spreads (LIBOR), could be flashing yellow lights, but we believe that companies with quality balance sheets and strong growth prospects can continue to perform well in this environment.  While the risk of trade wars and their adverse economic consequences have risen and agitate the market, the tariff threats may turn out to be just bargaining chip “bluster” in a protracted negotiation to improve trade imbalances, barriers, and the protection of intellectual property rights.

We continue, as we have done for over 20 years, to focus on finding relative value within growth companies; companies with strong balance sheets, visible earnings streams that can meet or beat expectations, and whose valuations are, in our opinion, sustainable or have opportunity to expand.  Thank you for your continued confidence and trust in managing your assets.

Sincerely,

Richard J. Johnson	Jeff B. Curtis
Chief Investment Officer	President

This material must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the Fund, including investment objectives, risks and expenses.

Past performance is no guarantee of future results.

This report reflects our views, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period.  These views are subject to change at any time based on market and other conditions and we disclaim any responsibility to update these views.  The views should not be relied on as investment advice or an indication of trading intent on behalf of the Fund.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of funds with similar investment objectives.  The Russell 2000® Growth Index is an unmanaged index representing those Russell 2000® Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company.  One cannot invest directly in an index.

Return on equity is the amount of net income returned as a percentage of shareholder equity.

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited) (Continued)

Return on invested capital is a profitability ratio that measures the return that an investment generates for those who have provided capital, i.e. bondholders and stockholders.

The CBOE Volatility Index shows the market’s expectation of 30-day volatility by using the implied volatilities of S&P Index options.

LIBOR is a benchmark rate that some of the world’s leading banks charge each other for long term loans.

Mutual fund investing involves risk, principal loss is possible.  The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater in emerging markets. Growth-oriented funds may underperform when value investing is in favor.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete listing of Fund holdings.

Quasar Distributors, LLC, Distributor

TCM SMALL CAP GROWTH FUND

VALUE OF $10,000 VS. RUSSELL 2000® GROWTH INDEX (Unaudited)

Average Annual Returns for the periods ended March 31, 2018:

	One	Three	Five	Ten	Since Inception
	Year	Year	Year	Year	(10/1/2004)
TCM Small Cap Growth Fund	18.11%	10.74%	15.32%	9.73%	10.79%
Russell 2000® Growth Index	18.63%	8.77%	12.90%	10.95%	9.75%
Lipper Small Cap Growth Average	19.99%	8.74%	12.00%	10.33%	9.38%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 1, 2004, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-536-3230.

TCM SMALL CAP GROWTH FUND

FUND INFORMATION at March 31, 2018 (Unaudited)

Basic Fund Facts

Ticker Symbol	TCMSX
Inception Date	10/1/04
Total Net Assets	$383 million
Total Operating Expenses*	0.96%

*
Tygh Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding interest expense in connection with investment activities, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses to 0.95% of average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least January 31, 2019 and will continue for an indefinite period thereafter as determined by the Board. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Expense Cap may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board. The total operating expenses represents what investors have paid as of the prospectus dated January 29, 2018. Please see the Fund’s Financial Highlights for the most recent expense ratio.

Top Ten Holdings (% of net assets)

MasTec, Inc.	2.8%	Cavco Industries, Inc.	2.1%
H&E Equipment Services, Inc.	2.7%	Altair Engineering, Inc. - Class A	1.9%
Kinsale Capital Group, Inc.	2.5%	Western Alliance Bancorp	1.7%
On Assignment, Inc.	2.2%	Rudolph Technologies, Inc.	1.7%
Bio-Techne Corp.	2.1%	Summit Materials, Inc. - Class A	1.7%

Sector Allocation (% of net assets)

**  Cash equivalents and other assets in excess of liabilities.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 95.1%

Air Freight & Logistics - 4.2%
271,136	Air Transport Services
	Group, Inc.(1)	$6,322,891
58,822	Atlas Air Worldwide
	Holdings, Inc.(1)	3,555,790
61,191	XPO Logistics, Inc.(1)	6,229,856
		16,108,537
Auto Components - 1.2%
38,516	Horizon Global Corp.(1)	317,372
38,498	Visteon Corp.(1)	4,244,019
		4,561,391
Automobiles - 0.9%
92,731	Winnebago
	Industries, Inc.	3,486,686

Banks - 3.6%
95,527	Bank of the Ozarks	4,611,088
51,199	Webster Financial Corp.	2,836,425
111,990	Western Alliance
	Bancorp(1)	6,507,739
		13,955,252
Biotechnology - 1.8%
33,344	Ligand
	Pharmaceuticals, Inc.(1)	5,507,095
155,615	Natera, Inc.(1)	1,442,551
		6,949,646
Building Products - 0.8%
48,082	Patrick Industries, Inc.(1)	2,973,872

Chemicals - 0.8%
277,378	OMNOVA
	Solutions, Inc.(1)	2,912,469

Commercial Services & Supplies - 2.7%
152,272	Casella Waste Systems,
	Inc. - Class A(1)	3,560,119
90,180	Mobile Mini, Inc.	3,922,830
35,602	MSA Safety, Inc.	2,963,511
		10,446,460
Communications Equipment - 2.3%
79,008	Lumentum
	Holdings, Inc.(1)	5,040,710
373,597	Viavi Solutions, Inc.(1)	3,631,363
		8,672,073
Construction & Engineering - 6.1%
49,440	Dycom Industries, Inc.(1)	5,321,227
47,032	Granite
	Construction, Inc.	2,627,208
231,391	MasTec, Inc.(1)	10,886,947
51,061	Quanta Services, Inc.(1)	1,753,945
242,557	Sterling Construction
	Co, Inc.(1)	2,779,703
		23,369,030
Construction Materials - 2.8%
44,186	Eagle Materials, Inc.	4,553,368
209,733	Summit Materials,
	Inc. - Class A(1)	6,350,715
		10,904,083
Distributors - 1.0%
25,540	Pool Corp.	3,734,459

Diversified Consumer Services - 2.2%
53,912	Bright Horizons
	Family Solutions, Inc.(1)	5,376,104
29,513	Strayer Education, Inc.	2,982,289
		8,358,393
Electronic Equipment,
Instruments & Components - 1.9%
33,970	Belden, Inc.	2,341,892
23,371	Littelfuse, Inc.	4,865,375
		7,207,267
Energy Equipment & Services - 2.7%
121,449	Patterson-UTI
	Energy, Inc.	2,126,572
95,182	ProPetro
	Holding Corp.(1)	1,512,442
334,017	Superior Energy
	Services, Inc.(1)	2,815,763
80,646	U.S. Silica Holdings, Inc.	2,058,086
86,357	Unit Corp.(1)	1,706,414
		10,219,277

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS - 95.1% (Continued)

Health Care Equipment & Supplies - 5.2%
78,660	Heska Corp.(1)	$6,219,646
48,940	Nevro Corp.(1)	4,241,630
151,200	OraSure
	Technologies, Inc.(1)	2,553,768
86,401	Orthofix
	International NV(1)	5,078,651
95,497	Wright Medical
	Group NV(1)	1,894,660
		19,988,355
Health Care Providers & Services - 2.4%
105,062	Amedisys, Inc.(1)	6,339,441
44,168	LHC Group, Inc.(1)	2,718,982
		9,058,423
Health Care Technology - 1.5%
233,332	HMS Holdings Corp.(1)	3,929,311
48,920	Tabula Rasa
	HealthCare, Inc.(1)	1,898,096
		5,827,407
Hotels, Restaurants & Leisure - 1.2%
184,816	Del Taco
	Restaurants, Inc.(1)	1,914,694
83,805	Eldorado Resorts, Inc.(1)	2,765,565
		4,680,259
Household Durables - 3.9%
45,516	Cavco Industries, Inc.(1)	7,908,405
86,512	Century
	Communities, Inc.(1)	2,591,034
118,847	Hooker Furniture Corp.	4,361,685
		14,861,124
Insurance - 2.5%
188,891	Kinsale Capital
	Group, Inc.	9,695,775

Internet & Direct Marketing Retail - 0.5%
51,912	Liberty Expedia Holdings,
	Inc. - Class A(1)	2,039,103

Internet Software & Services - 3.1%
77,717	Alteryx,
	Inc. - Class A(1)	2,653,258
234,145	Box, Inc. - Class A(1)	4,811,680
85,845	The Trade
	Desk, Inc. - Class A(1)	4,259,629
		11,724,567
IT Services - 1.5%
37,708	WEX, Inc.(1)	5,905,827

Life Sciences Tools & Services - 5.8%
15,309	Bio-Rad Laboratories,
	Inc. - Class A(1)	3,828,475
53,935	Bio-Techne Corp.	8,146,342
49,743	ICON PLC(1)	5,876,638
53,488	PRA Health
	Sciences, Inc.(1)	4,437,365
		22,288,820
Machinery - 4.3%
62,230	Albany International
	Corp. - Class A	3,901,821
87,653	Chart Industries, Inc.(1)	5,174,157
63,173	Standex
	International Corp.	6,023,546
20,087	Woodward, Inc.	1,439,434
		16,538,958
Metals & Mining - 2.4%
102,789	Allegheny
	Technologies, Inc.(1)	2,434,043
297,868	Ferroglobe PLC(1)	3,196,124
91,061	Haynes
	International, Inc.	3,379,274
		9,009,441
Oil, Gas & Consumable Fuels - 1.5%
97,338	Delek US Holdings, Inc.	3,961,656
64,057	Matador Resources Co.(1)	1,915,945
		5,877,601
Pharmaceuticals - 0.7%
103,973	Collegium
	Pharmaceutical, Inc.(1)	2,656,510

Professional Services - 2.2%
103,736	On Assignment, Inc.(1)	8,493,904

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS - 95.1% (Continued)

Road & Rail - 1.5%
80,718	Genesee & Wyoming,
	Inc. - Class A(1)	$5,714,027

Semiconductors &
Semiconductor Equipment - 4.6%
49,417	Ambarella, Inc.(1)	2,420,939
59,753	Diodes, Inc.(1)	1,820,076
116,041	FormFactor, Inc.(1)	1,583,960
30,852	Microsemi Corp.(1)	1,996,741
233,380	Rudolph
	Technologies, Inc.(1)	6,464,626
73,284	Silicon Motion
	Technology
	Corp. - ADR	3,526,426
		17,812,768
Software - 11.0%
234,128	Altair Engineering,
	Inc. - Class A(1)	7,342,254
91,490	Globant S.A.(1)	4,715,395
66,709	Nice Ltd. - ADR(1)	6,265,976
4,545	PTC, Inc.(1)	354,555
110,057	RealPage, Inc.(1)	5,667,935
58,164	Tableau Software,
	Inc. - Class A(1)	4,700,814
25,770	Take-Two Interactive
	Software, Inc.(1)	2,519,791
121,864	Talend S.A. - ADR(1)	5,864,096
19,605	The Ultimate Software
	Group, Inc.(1)	4,777,739
		42,208,555
Trading Companies & Distributors - 4.3%
276,394	Foundation Building
	Materials, Inc.(1)	4,121,035
268,099	H&E Equipment
	Services, Inc.	10,319,130
20,467	MSC Industrial Direct
	Co., Inc. - Class A	1,877,029
		16,317,194
TOTAL COMMON STOCKS
(Cost $311,693,112)		364,557,513

EXCHANGE TRADED FUNDS - 1.6%
69,597	SPDR S&P Biotech	6,105,745

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,975,079)		6,105,745

SHORT-TERM INVESTMENTS - 2.5%

Money Market Funds - 2.5%
9,686,220	Invesco Short-Term
	Investments Trust
	Government
	TaxAdvantage
	Portfolio - Institutional
	Class, 1.500%(2)	9,686,220

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,686,220)		9,686,220

TOTAL INVESTMENTS
IN SECURITIES - 99.2%
(Cost $326,354,411)		380,349,478
Other Assets in
Excess of Liabilities - 0.8%		2,940,298
TOTAL NET ASSETS - 100.0%		$383,289,776

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Seven-day yield as of March 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2018 (Unaudited)

ASSETS
Investments in securities, at value (cost $326,354,411) (Note 2)	$380,349,478
Cash	16,639
Receivables:
Investment securities sold	4,772,667
Fund shares sold	1,953,701
Dividends and interest	33,261
Prepaid expenses	14,357
Total assets	387,140,103

LIABILITIES
Payables:
Fund shares redeemed	53,759
Investment securities purchased	3,460,042
Investment advisory fees	264,091
Administration fees	31,764
Fund accounting fees	12,305
Custody fees	2,012
Transfer agent fees	3,690
Trustee fees	3,923
Chief Compliance Officer fees	1,488
Other accrued expenses	17,253
Total liabilities	3,850,327
NET ASSETS	$383,289,776
Net Asset Value (unlimited shares authorized):
Net assets	$383,289,776
Shares of beneficial interest issued and outstanding	11,220,048
Net asset value, offering and redemption price per share	$34.16

COMPONENTS OF NET ASSETS
Paid-in capital	$306,436,069
Accumulated net investment loss	(1,062,906)
Undistributed net realized gain on investments	23,921,546
Net unrealized appreciation of investments	53,995,067
Net assets	$383,289,776

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2018 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$644,725
Interest	63,671
Other income	554
Total investment income	708,950

EXPENSES (Note 3)
Investment advisory fees	1,522,166
Administration fees	114,674
Fund accounting fees	41,410
Custody fees	17,937
Audit fees	13,379
Registration fees	11,726
Transfer agent fees	11,237
Miscellaneous expenses	9,133
Trustees fees	8,205
Reports to shareholders	5,153
Chief Compliance Officer fees	4,488
Legal fees	3,906
Insurance expenses	1,750
Total expenses	1,765,164
Plus: prior year fees waived subject to recoupment	6,692
Net expenses	1,771,856
Net investment loss	(1,062,906)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	27,379,460
Change in net unrealized appreciation/depreciation on investments	(5,175,660)
Net realized and unrealized gain on investments	22,203,800
Net increase in net assets resulting from operations	$21,140,894

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(1,062,906)	$(1,825,395)
Net realized gain on investments	27,379,460	66,460,598
Change in net unrealized
appreciation/depreciation on investments	(5,175,660)	12,839,840
Net increase in net assets
resulting from operations	21,140,894	77,475,043

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(53,587,394)	—
Total distributions to shareholders	(53,587,394)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares(1)	44,953,380	23,730,419
Total increase in net assets	12,506,880	101,205,462

NET ASSETS
Beginning of period/year	370,782,896	269,577,434
End of period/year	$383,289,776	$370,782,896
Accumulated net investment loss	$(1,062,906)	$—

(1)	Summary of share transactions is as follows:

	Six Months Ended
	March 31, 2018		Year Ended
	(Unaudited)		September 30, 2017
	Shares	Value	Shares	Value
Shares Sold	891,484	$31,440,902	2,624,770	$90,832,891
Shares issued in
reinvested of
distributions	1,624,161	53,581,067	—	—
Shares redeemed	(1,152,722)	(40,068,589)	(2,082,537)	(67,102,472)
Net increase	1,362,923	$44,953,380	542,233	$23,730,419

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	March 31, 2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value,
beginning of period/year	$37.62		$28.94	$31.00	$34.25	$39.38	$29.72

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.10)		(0.21)	(0.12)	(0.14)	(0.17)	(0.12)
Net realized and unrealized
gain on investments	2.04		8.89	2.60	1.96	3.91	10.48
Total from investment
operations	1.94		8.68	2.48	1.82	3.74	10.36

LESS DISTRIBUTIONS:
From net realized gain	(5.40)		—	(4.54)	(5.07)	(8.87)	(0.70)
Total distributions	(5.40)		—	(4.54)	(5.07)	(8.87)	(0.70)
Paid-in capital from
redemption fees (Note 2)(2)	—		—	— (3)	— (3)	— (3)	—
Net asset value, end
of period/year	$34.16		$37.62	$28.94	$31.00	$34.25	$39.38
Total return	5.68	%(4)	29.99%	8.42%	5.17%	10.09%	35.77%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$383.3		$370.8	$269.6	$254.2	$274.4	$257.8
Portfolio turnover rate	67	%(4)	139%	134%	137%	149%	137%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped	0.93	%(5)	0.95%	0.95%	0.93%	0.92%	0.93%
After fees waived/recouped	0.93	%(5)	0.95%	0.95%	0.93%	0.92%	0.93%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived/recouped	(0.56	)%(5)	(0.62)%	(0.44)%	(0.41)%	(0.46)%	(0.38)%
After fees waived/recouped	(0.56	)%(5)	(0.62)%	(0.44)%	(0.41)%	(0.46)%	(0.38)%

(1)	Calculated using average shares outstanding method.
(2)	Effective January 29, 2016 the 1.00% redemption fee was eliminated.
(3)	Does not round to $0.01 or $(0.01) per share, as applicable.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The TCM Small Cap Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on October 11, 2004.

The Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2018 (Unaudited) (Continued)

hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018. See the Schedule of Investments for the industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$364,557,513	$—	$—	$364,557,513
Exchange Traded Funds	6,105,745	—	—	6,105,745
Short-Term Investments	9,686,220	—	—	9,686,220
Total Investments
in Securities	$380,349,478	$—	$—	$380,349,478

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2018 (Unaudited) (Continued)

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period. There were no transfers into or out of Level 1 or 2 as of March 31, 2018.
B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of September 30, 2017, the Fund had no late year losses and no post October losses. As of September 30, 2017, there were no Capital Loss Carryovers for the Fund.

As of March 31, 2018, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2018 (Unaudited) (Continued)

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Fund’s NAV per share. The Fund charged a 1.00% redemption fee on shares held less than 60 days; however, effective January 29, 2016, the redemption fee was eliminated. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retained the fee charged as paid-in capital and such fees became part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Tygh Capital Management, Inc. (the “Advisor”), provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the six

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2018 (Unaudited) (Continued)

months ended March 31, 2018 is disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 0.95% of the Fund’s average daily net assets. The Operating Expenses Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such period does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval. Amounts due from the Advisor are paid monthly to the Fund, if applicable. For the six months ended March 31, 2018, the Advisor did not waive any fees or reimburse expenses.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities USBFS maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Fund to USBFS for these services for the six months ended March 31, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of USBFS.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2018, the cost of purchases and proceeds from the sales of securities, excluding short-term investments, were $248,243,092 and $246,113,128, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended March 31, 2018.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2018 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2018, and the year ended September 30, 2017, were as follows:

Distributions paid from:	March 31, 2018	September 30, 2017
Net investment income	$ —	$ —
Long-term capital gain	53,587,394	—

As of September 30, 2017, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$298,453,286
Gross tax unrealized appreciation	61,971,328
Gross tax unrealized depreciation	(3,928,306)
Net tax unrealized appreciation	58,043,022
Undistributed ordinary income	9,573,613
Undistributed long-term capital gain	41,683,572
Total distributable earnings	51,257,185
Other accumulated gain (loss)	—
Total accumulated gain	$109,300,207

(a)  At September 30, 2017, the difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Loan activity for the six months ended March 31, 2018 was as follows:

Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of March 31, 2018	—
Average interest rate	—

TCM SMALL CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended March 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/17 – 3/31/18).

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, investment advisory fees, fund accounting, fund administration, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCM SMALL CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended March 31, 2018 (Unaudited) (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/17	3/31/18	10/1/17 – 3/31/18*
Actual	$1,000.00	$1,056.80	$4.77
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.29	$4.68

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.93% (reflecting fee recoupments in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect one-half year period).

TCM SMALL CAP GROWTH FUND

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 536-3230 or by accessing the Fund’s website at www.tyghcap.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ending June 30 is available without charge, upon request, by calling (800) 536-3230 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained  by calling (800) SEC-0330.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. If you would like to discontinue householding for your account, please call the transfer agent toll free at (800) 536-3230 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.tyghcap.com.

TCM SMALL CAP GROWTH FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and

•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Tygh Capital Management, Inc.
1211 SW Fifth Avenue, Suite 2100
Portland, Oregon  97204

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite1700
New York, New York  10103

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
1-800-536-3230

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

TCM Small Cap Growth Fund
Symbol – TCMSX
CUSIP – 742935455

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    June 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    June 11, 2018

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    June 8, 2018

* Print the name and title of each signing officer under his or her signature.